United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/17

Date of Reporting Period: Quarter ended 03/31/17

Item 1.	Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.4%
		Alabama—0.1%
$430,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2023	$498,207
1,035,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2024	1,213,703
		TOTAL	1,711,910
		Alaska—0.7%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,211,860
5,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2021	5,529,650
		TOTAL	7,741,510
		Arizona—0.7%
3,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 2.76% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	3,045,900
5,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	5,033,400
		TOTAL	8,079,300
		Arkansas—0.7%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	506,590
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.375% (Entergy Arkansas, Inc.), 1/1/2021	7,426,973
		TOTAL	7,933,563
		California—7.4%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,090,970
500,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2021	539,020
750,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2023	816,165
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	1,135,010
10,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,105,700
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 2.01% TOBs, Mandatory Tender 4/1/2024	5,014,700
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 2.01% TOBs, Mandatory Tender 4/1/2024	10,029,400
13,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/15/2019	14,148,420
500,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2018	515,775
1,000,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2019	1,064,350
1,000,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2020	1,092,280
1,100,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2021	1,226,247
1,000,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2022	1,131,970
2,000,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2023	2,288,220
2,000,000		California Municipal Finance Authority, Revenue Refunding Bonds (Series 2017A), 5.00% (Community Medical Centers), 2/1/2024	2,305,400
5,000,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,140,400
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,551,240
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E), 1.382% TOBs, Mandatory Tender 12/1/2018	9,251,387
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.91%, 5/1/2019	4,022,080
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 2.06%, 5/1/2020	3,029,520
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,508,775
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,661,750

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,050,000		Orange County, CA Transportation Authority, Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00% (91 Express Lanes-OCTA), 8/15/2019	$1,144,847
		TOTAL	81,813,626
		Colorado—0.7%
700,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 3.00% (Covenant Retirement Communities, Inc.), 12/1/2017	708,351
600,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2018	623,142
625,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2019	658,369
1,000,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2020	1,096,410
750,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2021	834,405
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2015A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2022	280,608
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 4.00% (Christian Living Communities), 1/1/2018	252,305
225,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 4.00% (Christian Living Communities), 1/1/2019	228,818
250,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 4.00% (Christian Living Communities), 1/1/2020	254,588
350,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 4.00% (Christian Living Communities), 1/1/2021	357,381
400,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 4.00% (Christian Living Communities), 1/1/2022	408,752
640,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 5.00% (Christian Living Communities), 1/1/2023	688,019
750,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 5.00% (Christian Living Communities), 1/1/2024	803,332
600,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2016), 5.00% (Christian Living Communities), 1/1/2025	643,950
		TOTAL	7,838,430
		Connecticut—2.9%
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,615,424
5,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 1.076% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	4,982,250
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 2.16%, 4/15/2020	10,077,500
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.83%, 9/15/2019	2,000,160
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.81%, 3/1/2023	1,496,580
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.86%, 3/1/2024	2,244,920
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.90%, 3/1/2025	3,970,800
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,173,164
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,110,080
		TOTAL	31,670,878
		Florida—4.7%
4,500,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 1.76%, 6/1/2018	4,490,865
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	639,784
850,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 3.00%, 6/1/2017	852,831
1,720,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,774,008
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,717,488
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	830,779
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,339,726
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,136,420
600,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	633,192
630,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	684,306
525,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	584,383
1,245,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,414,718
1,300,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,499,784
2,000,000		Jacksonville, FL, Special Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2021	2,291,280

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Jacksonville, FL, Special Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	$1,159,470
200,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2017	204,142
500,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2018	529,510
570,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2020	639,016
750,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2021	859,755
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,497,102
2,000,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2023	2,360,680
4,900,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2019	4,919,257
2,200,000		Okeechobee County, FL, 1.55% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2021	2,161,962
305,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 3.00% (Presbyterian Retirement Communities), 8/1/2017	306,302
1,300,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 2014), 4.00% (Presbyterian Retirement Communities), 8/1/2019	1,356,368
1,750,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2018	1,835,592
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,623,690
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,499,756
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,589,910
2,500,000		Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Bonds (Series 2016), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2019	2,631,825
2,500,000		Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Bonds (Series 2016), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2020	2,656,025
3,265,000		Palm Beach County, FL Health Facilities Authority, Retirement Communities Revenue Bonds (Series 2016), 5.00% (ACTS Retirement Life Communities, Inc), 11/15/2021	3,625,946
		TOTAL	52,345,872
		Georgia—1.3%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,576,400
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,203,820
830,000		Gainesville & Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc.), 11/15/2017	841,653
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.86% TOBs, Mandatory Tender 2/18/2020	7,471,425
		TOTAL	14,093,298
		Hawaii—0.1%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,019,130
500,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	522,750
		TOTAL	1,541,880
		Illinois—9.0%
3,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.66% TOBs, Mandatory Tender 6/1/2017	2,979,570
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.74% TOBs, Mandatory Tender 6/1/2018	3,812,560
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	426,452
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	548,100
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,644,258
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,705,815
1,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,644,300
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,240,280
1,450,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016C), 5.00%, 1/1/2024	1,691,454
1,875,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	1,930,725
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.00%, 11/1/2023	1,282,913
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	1,098,470

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	$1,112,780
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2022	5,622,050
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	2,989,696
1,170,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,196,313
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,579,965
3,000,000	[1]	Illinois Finance Authority, (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B), 1.899% TOBs, Mandatory Tender 5/1/2021	3,003,270
6,500,000		Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2020	7,132,190
2,500,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,532,475
5,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,017,450
550,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 4.00% (Presbyterian Homes Obligated Group), 11/1/2018	572,275
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 4.00% (Presbyterian Homes Obligated Group), 5/1/2019	1,050,450
1,855,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 5.00% (Presbyterian Homes Obligated Group), 5/1/2020	2,035,955
1,200,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 5.00% (Presbyterian Homes Obligated Group), 11/1/2021	1,356,492
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 5.00% (Presbyterian Homes Obligated Group), 11/1/2022	1,713,975
1,800,000		Illinois Finance Authority, Revenue Bonds (Series 2016A), 5.00% (Presbyterian Homes Obligated Group), 11/1/2023	2,073,096
5,000,000		Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,475,350
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,257,880
870,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	872,993
3,000,000		Illinois State, Build Illinois Bonds (Series 2016A), 5.00% (Illinois State Sales Tax), 6/15/2023	3,433,440
2,000,000		Illinois State, Build Illinois Bonds (Series 2016A), 5.00% (Illinois State Sales Tax), 6/15/2024	2,308,560
1,000,000		Illinois State, Build Illinois Bonds (Series 2016C), 4.00% (Illinois State Sales Tax), 6/15/2023	1,087,290
1,000,000		Illinois State, Build Illinois Bonds (Series 2016C), 5.00% (Illinois State Sales Tax), 6/15/2022	1,132,920
4,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,093,000
5,500,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	5,610,000
1,750,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,789,305
1,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,037,730
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,098,680
2,205,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,296,177
2,680,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	2,697,554
		TOTAL	100,184,208
		Indiana—1.3%
3,715,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	3,740,411
855,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	942,201
1,290,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2018	1,358,499
1,000,000		Indiana State Finance Authority Hospital Revenue, Hospital Revenue Bonds (Series 2013A), 5.00% (Beacon Health System Obligated Group), 8/15/2020	1,114,930
1,000,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,058,550
2,500,000		Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,718,725
3,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,344,700
		TOTAL	14,278,016
		Iowa—0.8%
6,000,000		Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	6,001,080
3,000,000		People's Memorial Hospital of Buchanan County, IA, Hospital Revenue Notes (Series 2016), 1.50% (Buchanan County Health Center), 12/1/2018	2,986,560
		TOTAL	8,987,640

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kansas—0.2%
$500,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 4.00%, 9/1/2018	$520,680
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2020	1,112,940
1,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2021	1,139,190
		TOTAL	2,772,810
		Kentucky—1.7%
5,250,000		Carroll County, KY, PCR Revenue Refunding Bonds (Series 2016A), 1.05% TOBs (Kentucky Utilities Company), Mandatory Tender 9/1/2019	5,181,907
5,000,000		Kentucky EDFA, Revenue Bonds (Series 2009B), 2.70% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2021	5,073,300
8,700,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	8,772,819
		TOTAL	19,028,026
		Louisiana—2.4%
4,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 1.019% TOBs, Mandatory Tender 5/1/2017	3,999,160
3,600,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 1.099% TOBs, Mandatory Tender 5/1/2018	3,580,164
8,570,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	8,601,452
3,765,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	3,949,899
2,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,594,125
3,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,443,570
		TOTAL	26,168,370
		Massachusetts—0.4%
1,915,000	[1]	Massachusetts Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 1.39% TOBs, Mandatory Tender 1/29/2020	1,883,862
2,120,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2011), 5.00%, 7/1/2017	2,141,794
		TOTAL	4,025,656
		Michigan—4.6%
1,125,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2019	1,203,233
1,200,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2020	1,308,336
2,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2018	2,081,460
3,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2019	3,216,270
4,500,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2020	4,937,580
5,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2022	5,693,150
2,000,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2020	2,204,440
2,500,000		Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2021	2,809,475
1,500,000		Michigan State Finance Authority, Local Government Loan Program Revenue Bonds (Series 2014B), 4.00% (Public Lighting Authority), 7/1/2017	1,509,780
10,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 1.198% TOBs, Mandatory Tender 12/1/2020	9,848,800
130,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1998B-3), 0.95% (Ascension Health Alliance Senior Credit Group)/(United States Treasury PRF 2/1/2018@100)	129,770
3,225,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1998B-3), 0.95% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 2/1/2018	3,220,098

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$1,000,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	$1,087,290
1,170,000		Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,299,659
4,500,000		Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2021	4,382,685
3,500,000		Michigan Strategic Fund, Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2021	3,408,755
1,165,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2017	1,184,234
1,500,000		Royal Oak, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2019	1,625,970
		TOTAL	51,150,985
		Minnesota—1.0%
3,500,000		Duluth, MN ISD No. 709, COP (Series 2016A), 3.00% (School District Credit Program GTD), 2/1/2020	3,639,755
4,935,000		Duluth, MN ISD No. 709, COP (Series 2016A), 3.00% (School District Credit Program GTD), 2/1/2021	5,160,776
2,030,000		Duluth, MN ISD No. 709, COP (Series 2016A), 5.00% (School District Credit Program GTD), 2/1/2022	2,312,089
		TOTAL	11,112,620
		Mississippi—0.8%
560,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2018	576,945
1,000,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013A), 5.00% (Harrison County, MS Highway), 1/1/2019	1,064,150
400,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2018	409,120
1,500,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013B), 4.00% (Laurel, MS Highway), 1/1/2019	1,570,365
1,425,000		Mississippi Development Bank, SO Refunding Bonds (Series 2013C), 5.00% (Madison County, MS Highway), 1/1/2019	1,516,414
3,250,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,313,505
		TOTAL	8,450,499
		Missouri—1.3%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,783,478
850,000		Missouri State HEFA, Senior Living Facilites Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2025	955,952
255,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2018	260,681
535,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 4.00% (Lutheran Senior Services), 2/1/2020	567,180
565,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2014A), 5.00% (Lutheran Senior Services), 2/1/2021	625,206
600,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 4.00% (Lutheran Senior Services), 2/1/2019	625,344
800,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 4.00% (Lutheran Senior Services), 2/1/2020	845,840
500,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016A), 5.00% (Lutheran Senior Services), 2/1/2023	564,490
500,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 4.00% (Lutheran Senior Services), 2/1/2018	511,140
650,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 4.00% (Lutheran Senior Services), 2/1/2019	677,456
800,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2021	885,248
650,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2022	728,475
1,200,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2023	1,354,776
750,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2024	847,455
750,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2016B), 5.00% (Lutheran Senior Services), 2/1/2026	841,673
		TOTAL	14,074,394
		Multi State—0.3%
3,900,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.96%, 7/1/2019	3,912,285
		Nebraska—1.2%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	8,731,280
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,023,260
1,500,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	1,766,355
2,000,000		Omaha, NE Public Power District, Electric System Revenue Bonds (Series 2016A), 5.00%, 2/1/2024	2,384,060
		TOTAL	13,904,955

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—1.0%
$2,250,000		Humboldt County, NV, PCR Refunding Bonds (Series 2016A), 1.25% TOBs (Sierra Pacific Power Co.), Mandatory Tender 6/3/2019	$2,243,160
6,500,000		Washoe County, NV Gas & Water Faciltites Revenue, Revenue Refunding Bonds (Series 2016B), 3.00% TOBs (Sierra Pacific Power Co.), Mandatory Tender 6/1/2022	6,716,385
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,385,562
		TOTAL	11,345,107
		New Hampshire—0.6%
7,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.90% CP (New England Power Co.), Mandatory Tender 4/13/2017	6,999,650
		New Jersey—7.0%
4,000,000		Carteret, NJ, 2.00% BANs, 10/26/2017	4,017,680
2,789,501		Eatontown, NJ, (Series 2016A), 2.00% BANs, 9/28/2017	2,798,874
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,513,300
2,432,722		Hillside Township, NJ, 2.25% BANs, 8/4/2017	2,439,144
3,750,000		Middle Township, NJ Board of Education, 2.00% BANs, 7/14/2017	3,757,612
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,013,060
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,102,780
5,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00% (New Jersey State), 6/15/2022	5,303,700
10,000,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I), 2.16% (New Jersey State), 9/1/2025	9,357,900
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,047,370
5,230,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2018	5,402,381
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority, Transportation Program Notes (SIFMA Index Multimodal Notes)/(Series 2014BB-2), 2.11% TOBs (New Jersey State), Mandatory Tender 12/15/2021	9,723,800
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,032,960
5,750,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-3), 1.59% TOBs, Mandatory Tender 1/1/2018	5,753,622
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,333,350
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	489,374
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,645,995
3,741,000		Newark, NJ, 3.00% RANs, 12/4/2017	3,771,826
2,573,436		Phillipsburg, NJ, 2.00% BANs, 8/15/2017	2,577,759
3,227,000		Pine Beach, NJ, 2.50% BANs, 11/3/2017	3,242,264
2,121,780		West Orange Township, NJ, 2.00% BANs, 9/8/2017	2,127,594
		TOTAL	77,452,345
		New Mexico—2.0%
5,000,000		Farmington, NM, PCR Refunding Bonds (Series 2016A), 1.875% TOBs (Public Service Co., NM), Mandatory Tender 10/1/2021	4,920,100
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.875% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,003,290
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,704,050
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 1.276% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	8,118,215
		TOTAL	22,745,655
		New York—8.9%
2,944,000		Adams Village, NY, 2.50% BANs, 3/30/2018	2,966,757
2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,610,900
3,500,000		Gouverneur, NY CSD, 1.50% BANs, 6/28/2017	3,503,255
3,300,000		Greece, NY, 2.00% BANs, 8/24/2017	3,309,471
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C), 1.429%, Mandatory Tender 11/1/2018	9,030,780
3,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A), 1.248%, 4/6/2020	2,996,850
3,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2), 1.36%, 4/6/2021	2,996,550

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$10,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3), 1.226%, 2/1/2020	$10,015,200
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,025,880
2,500,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2B), 1.141% TOBs (MTA Transportation Revenue), Mandatory Tender 5/15/2018	2,500,175
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1D), 1.356% (MTA Transportation Revenue), 11/1/2017	2,006,360
3,495,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00%, 11/1/2017	3,579,754
330,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2010 I-2), 5.00% (United States Treasury COL), 11/1/2017	338,016
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,041,970
3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 1.46%, 8/1/2025	3,800,038
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,105,840
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,175,520
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	526,460
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,058,185
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2018	1,339,039
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2019	1,066,490
3,125,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	3,369,250
2,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 1.53%, 10/1/2017	2,496,725
4,480,000		Pine Bush, NY CSD, 2.00% BANs, 9/1/2017	4,492,902
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,264,420
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,341,820
2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,090,900
4,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013A), 5.00% (New York State), 6/1/2022	4,026,960
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	2,516,950
3,995,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2022	4,022,006
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,131,400
5,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2016 4A), 1.226%, 12/1/2021	4,962,300
		TOTAL	98,709,123
		North Carolina—0.7%
1,645,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2021	1,888,740
2,000,000		Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2022	2,340,040
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2018	1,288,775
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2019	1,068,120
900,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 1.65% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	898,605
		TOTAL	7,484,280
		Ohio—3.1%
2,070,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 1.66% TOBs, Mandatory Tender 5/1/2020	2,069,068
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	2,750,353
7,400,000	[1,2,3]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.91%, 7/1/2019	7,415,244
2,000,000		Hamilton County, OH Sewer System, Improvement & Revenue Refunding Bonds (Series 2013A), 5.00%, 12/1/2017	2,055,560
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 1.246% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	4,958,400

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$5,000,000		Monroe County, OH, 1.50% BANs, 10/6/2017	$4,999,400
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,118,040
235,000		Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.00% (Case Western Reserve University, OH), 12/1/2017	239,881
1,765,000		Ohio State Higher Educational Facility Commission, Revenue Bonds, 4.00% (Case Western Reserve University, OH)/(United States Treasury COL), 12/1/2017	1,801,553
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,027,130
750,000		Ohio State Higher Educational Facility Commission, Revenue Refunding Bonds (Series 2013), 4.00% (Case Western Reserve University, OH), 12/1/2019	802,448
1,800,000		Ohio Water Development Authority, 1.55% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2021	1,767,420
2,245,000		Parma Heights, OH, 1.75% BANs, 7/19/2017	2,248,480
		TOTAL	34,252,977
		Oklahoma—2.5%
1,410,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,491,822
2,685,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	2,922,247
2,285,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,521,840
3,000,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2016), 5.00% (Moore Public Schools), 6/1/2019	3,230,070
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,055,160
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	2,837,052
1,850,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375% (Waste Management, Inc.), 12/1/2021	1,888,055
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,181,311
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,291,332
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	2,821,806
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,021,840
1,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2016), 5.00% (Broken Arrow Public Schools), 9/1/2022	1,147,170
		TOTAL	27,409,705
		Oregon—0.2%
1,325,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,342,106
900,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	903,285
		TOTAL	2,245,391
		Pennsylvania—7.3%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (AGM INS), 6/1/2018	3,137,910
1,000,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2024	1,185,650
850,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2025	1,013,770
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 2.41% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,027,320
835,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2019	867,373
1,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 4.00% (Diakon Lutheran Social Ministries), 1/1/2020	1,053,230
2,000,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2021	2,199,680
425,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series of 2016), 5.00% (Diakon Lutheran Social Ministries), 1/1/2018	436,139
2,315,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series of 2016), 5.00% (Diakon Lutheran Social Ministries), 1/1/2019	2,444,455
1,115,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series of 2016), 5.00% (Diakon Lutheran Social Ministries), 1/1/2022	1,243,838

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,155,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series of 2016), 5.00% (Diakon Lutheran Social Ministries), 1/1/2024	$1,313,293
550,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2018	574,008
365,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2019	387,918
500,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 4.00% (Willow Valley Retirement Communities), 12/1/2020	539,465
500,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2022	573,685
750,000		East Hempfield Township, PA IDA, Revenue & Revenue Refunding Bonds (Series 2016), 5.00% (Willow Valley Retirement Communities), 12/1/2023	867,525
12,500,000	[1]	Geisinger Authority, PA Health System, Health System Revenue Bonds (Series 2014B), 1.729% TOBs (Geisinger Health System), Mandatory Tender 6/1/2024	12,333,875
750,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 10/15/2017	762,525
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	402,659
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	641,419
4,000,000		Montgomery County, PA IDA, PCR Refunding Bonds (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	3,988,800
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 2.31% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,007,440
700,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	700,035
5,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Project at East Stroudsburg University of Pennsylvania Revenue BAN, 0.875% (University Properties, Inc.), 2/1/2018	4,990,100
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 2.06%, 12/1/2019	10,061,000
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)/(Series 2014B), 1.89%, 12/1/2021	10,045,100
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,174,518
1,970,000	[1]	Scranton, PA School District, GO Notes (Series 2014)/(LIBOR Floating Rate Tender Notes), 1.533%, Mandatory Tender 4/2/2018	1,967,557
2,520,000	[1]	State Public School Building Authority, PA, LIBOR Index Rate Revenue Bonds (Series 2014), 1.326% TOBs (Albert Gallatin Area School District), Mandatory Tender 9/1/2018	2,516,623
500,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 3.00% (State Aid Withholding GTD), 5/1/2017	500,925
700,000		Upper Darby School District, PA, UT GO Bonds (Series 2015), 4.00% (State Aid Withholding GTD), 5/1/2018	722,568
		TOTAL	80,680,403
		Rhode Island—2.6%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2017	3,742,398
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2019	4,486,556
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	1,186,988
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	3,239,912
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2018	1,037,090
1,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2019	1,596,090
1,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2020	1,626,885
2,250,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2021	2,474,348
2,250,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2022	2,496,487
2,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2023	2,237,380
2,285,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00% (Lifespan Obligated Group), 5/15/2024	2,569,117
1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 4.00% (Providence, RI), 5/15/2017	1,003,660

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Rhode Island—continued
$1,000,000		Rhode Island State Health and Educational Building Corp., Revenue Refunding Bonds (Providence Public Buildings Authority)/(Series 2013A), 5.00% (Providence, RI), 5/15/2018	$1,041,400
		TOTAL	28,738,311
		South Carolina—0.4%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	687,028
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	1,098,950
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,126,550
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,029,800
		TOTAL	3,942,328
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	847,185
		Tennessee—0.2%
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,573,935
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,011,885
		TOTAL	2,585,820
		Texas—8.4%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,441,600
850,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2018	874,225
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,058,780
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	542,305
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,546,160
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2017	5,035,100
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,171,950
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,857,083
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,552,413
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3), 1.518%, Mandatory Tender 6/1/2020	1,992,780
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.81% (Memorial Hermann Health System), 6/1/2022	5,631,168
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.86% (Memorial Hermann Health System), 6/1/2023	4,500,225
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.96% (Memorial Hermann Health System), 6/1/2024	5,685,739
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.54% (Harris County, TX Toll Road Authority), 8/15/2017	1,515,182
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.69% (Harris County, TX Toll Road Authority), 8/15/2018	2,501,525
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,459,899
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	3,863,561
4,905,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs, Mandatory Tender 8/1/2019	5,089,232
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs (United States Treasury PRF), Mandatory Tender 8/1/2019	98,888
200,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 1.00% (Westminster Manor), 11/1/2017	199,416
330,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 3.00% (Westminster Manor), 11/1/2019	338,682
735,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 4.00% (Westminster Manor), 11/1/2021	784,186
500,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 5.00% (Westminster Manor), 11/1/2023	559,425
625,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 5.00% (Westminster Manor), 11/1/2024	698,406
1,105,000		New Hope Cultural Education Facilities Finance Corporation, Revenue Bonds (Series 2016), 5.00% (Westminster Manor), 11/1/2025	1,227,500
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,130,820

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate), 1.71%, Mandatory Tender 1/1/2019	$4,996,300
6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C SIFMA Index Floating Rate), 1.58%, Mandatory Tender 1/1/2020	6,316,945
5,000,000		Plano, TX ISD, UT GO School Building Bonds, 5.00% (PSFG GTD), 2/15/2023	5,891,950
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,355,013
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	617,386
2,375,000		Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,517,358
3,105,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,169,242
3,665,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), Mandatory Tender 4/1/2020	4,017,830
		TOTAL	93,238,274
		Utah—0.6%
2,400,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2018	2,518,608
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	3,897,684
		TOTAL	6,416,292
		Virginia—0.7%
1,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,081,070
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,219,840
4,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 1.55% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2019	3,973,600
		TOTAL	7,274,510
		Washington—2.2%
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,510,200
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,680,584
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,524,650
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.125% (Waste Management, Inc.), 6/1/2020	3,016,680
3,760,000	[1]	Washington State Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B), 1.758%, 7/1/2022	3,763,046
3,000,000	[1]	Washington State Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C), 1.96%, 7/3/2023	3,004,800
3,000,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services), Mandatory Tender 10/1/2021	3,409,650
		TOTAL	23,909,610
		West Virginia—0.5%
2,500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	2,499,800
3,325,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs (Appalachian Power Co.), Mandatory Tender 4/1/2019	3,327,693
		TOTAL	5,827,493
		Wisconsin—1.1%
4,785,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,209,142
1,310,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,461,855
2,250,000		Wisconsin State, Refunding UT GO Bonds (2016 Series 1), 5.00%, 11/1/2022	2,645,370
530,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2020	588,613
1,000,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2021	1,135,170
700,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2022	806,050
500,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2023	583,555
		TOTAL	12,429,755
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,045,864,891)	1,047,354,945
		SHORT-TERM MUNICIPALS—5.5%[4]
		California—0.3%
3,300,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 1.95%, 4/6/2017	3,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[4]
		Georgia—0.5%
$5,000,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.50%, 4/6/2017	$5,000,000
700,000		Heard County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 1.00%, 4/3/2017	700,000
		TOTAL	5,700,000
		Illinois—1.5%
7,250,000	[2,3]	Chicago, IL Board of Education, Golden Blue (Series 2017-005) Weekly VRENs (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 1.21%, 4/6/2017	7,250,000
900,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 1.14%, 4/6/2017	900,000
7,920,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.30%, 4/6/2017	7,920,000
		TOTAL	16,070,000
		Indiana—0.4%
4,500,000		Lawrenceburg, IN PCR Board, (Series H) Weekly VRDNs (Indiana Michigan Power Co.), 1.07%, 4/6/2017	4,500,000
		Louisiana—0.2%
2,700,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 1.05%, 4/5/2017	2,700,000
		Pennsylvania—0.9%
8,810,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 1.40%, 4/6/2017	8,810,000
1,000,000	[2,3]	Pennsylvania State Turnpike Commission, SPEARs (Series DB-1179) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.05%, 4/6/2017	1,000,000
		TOTAL	9,810,000
		Texas—1.7%
10,200,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 1.15%, 4/3/2017	10,200,000
5,375,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010C) Daily VRDNs (Motiva Enterprises LLC), 1.16%, 4/3/2017	5,375,000
3,250,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 1.15%, 4/3/2017	3,250,000
		TOTAL	18,825,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $60,905,000)	60,905,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (IDENTIFIED COST $1,106,769,891)[5]	1,108,259,945
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	758,886
		TOTAL NET ASSETS—100%	$1,109,018,831
At March 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and current maturity or reset date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $33,010,934, which represented 3.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2017, these liquid restricted securities amounted to $33,010,934, which represented 3.0% of total net assets.
4	Current rate and next reset date shown for Variable Rate Demand Notes.
5	At March 31, 2017, the cost of investments for federal tax purposes was $1,106,769,891. The net unrealized appreciation of investments for federal tax purposes was $1,490,054. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,591,474 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,101,420.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
SPEARs	—Short Puttable Exempt Adjustable Receipts
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2017